Asset Sales, Impairments, and Other Accruals (Tables)	12 Months Ended
Dec. 31, 2010
Asset Sales, Impairments and Other Accruals (Tables) [Abstract]
Asset Sales, Impairments and Other Accruals

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Williams Partners
Involuntary conversion gains	$(18)	$(4)	$(17)
Gains on sales of certain assets	(12)	(40)	(10)
Accrual of regulatory liability related to overcollection of certain employee expenses	10	—	—
Impairments of certain gathering and transportation assets	9	—	6
Exploration & Production
Gain on sale of contractual right to an international production payment	—	—	(148)
Impairment of goodwill	1,003	—	—
Impairments of producing properties and acquired unproved reserves	678	15	—
Penalties from early release of drilling rigs	—	32	—
Midstream Canada & Olefins
Gulf Liquids litigation contingency accrual reversal (see Note 16)	—	—	(32)